UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  June 30, 2014

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Ramius Trading Strategies Managed Futures Fund
 (Class A: RTSRX)
(Class I: RTSIX)

SEMI-ANNUAL REPORT
June 30, 2014

Ramius Trading Strategies Managed Futures Fund
a series of the Investment Managers Series Trust
Table of Contents

Consolidated Schedule of Investments	1
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	12
Consolidated Notes to Financial Statements	14
Expense Example	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Ramius Trading Strategies Managed Futures Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

www.ramiusmutualfunds.com

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Principal Amount		Value

	CERTIFICATE OF DEPOSITS – 4.7%
$4,000,000	Credit Suisse Group 0.510%, 1/9/2015	$4,003,192
	TOTAL CERTIFICATE OF DEPOSITS (Cost $4,001,257)	4,003,192

	COMMERCIAL PAPER – 17.7%
3,000,000	Centennial Energy Holdings, Inc. 0.203%, 7/1/2014	3,000,000
4,171,000	Dairy Farmers of America, Inc. 0.233%, 7/1/2014	4,171,000
4,000,000	Glencore International PLC 0.355%, 7/15/2014	3,999,456
4,000,000	Noble Corp. 0.294%, 7/9/2014	3,999,742
	TOTAL COMMERCIAL PAPER (Cost $15,170,198)	15,170,198

	CORPORATE BONDS – 36.4%
3,000,000	Fifth Third Bank 0.736%, 11/18/20161, 2	3,014,103
4,000,000	General Electric Capital Corp. 6.900%, 9/15/2015	4,301,536
4,000,000	Mizuho Securities USA, Inc. 0.730%, 12/10/20142, 3	4,000,132
4,000,000	Morgan Stanley 1.181%, 12/19/20142	4,015,836
4,000,000	Rio Tinto Finance U.S. PLC 0.781%, 6/19/20152, 4	4,013,532
3,663,000	Toyota Motor Credit Corp. 0.750%, 3/3/20171, 2	3,649,014
4,000,000	Volkswagen Group of America Finance LLC 0.447%, 5/23/20162, 3	4,004,060
4,293,000	Wachovia Corp. 0.565%, 10/28/20152	4,302,449
	TOTAL CORPORATE BONDS (Cost $31,217,469)	31,300,662

	U.S. GOVERNMENT AGENCIES – 17.6%
5,000,000	Federal Home Loan Banks 1.150%, 4/17/20171	5,002,295
	Federal Home Loan Mortgage Corp.
5,150,000	0.500%, 4/29/20161	5,148,630
5,000,000	1.000%, 4/28/20171	5,003,345
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $15,148,750)	15,154,270

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Number of Contracts		Value

	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	CME Euro Futures
38	Exercise Price: $1.38, Expiration Date: July 3, 2014	$2,850
		2,850
	PUT OPTIONS – 0.0%
	CBOT 10-Year U.S. Treasury Note Futures
128	Exercise Price: $123.00, Expiration Date: July 25, 2014	6,000
	CME Australian Dollar Futures
60	Exercise Price: $92.50, Expiration Date: July 3, 2014	2,700
	CME E-Mini S&P 500 Futures
66	Exercise Price: $1,870.00, Expiration Date: July 18, 2014	9,570
	NYMEX Crude Oil Futures
45	Exercise Price: $101.00, Expiration Date: July 17, 2014	6,300
		24,570
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $103,416)	27,420

	TOTAL INVESTMENTS – 76.4% (Cost $65,641,090)	65,655,742
	Other Assets in Excess of Liabilities5 – 23.6%	20,281,179
	TOTAL NET ASSETS – 100.0%	$85,936,921

LLC – Limited Liability Company
PLC – Public Limited Company

1	Callable.
2	Variable, floating or step rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

4	Foreign security denominated in U.S. Dollars.
5	Includes appreciation (depreciation) on futures contracts and written options contracts.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

FUTURES CONTRACTS

Long Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	September 2014	46	$10,105,624	$10,101,312	$(4,312)
CBOT 5-Year U.S. Treasury Note	September 2014	86	10,275,094	10,273,641	(1,453)
CBOT 10-Year U.S. Treasury Note	September 2014	531	66,397,305	66,466,266	68,961
CBOT U.S. Long Bond	September 2014	79	10,794,648	10,837,812	43,164
CBOT U.S. Ultra Bond	September 2014	6	895,664	899,625	3,961
Eurex 2-Year Euro SCHATZ	September 2014	88	9,733,857	9,738,080	4,223
Eurex 5-Year Euro BOBL	September 2014	73	9,295,626	9,353,490	57,864
Eurex 10-Year Euro BUND	September 2014	243	35,183,047	35,723,430	540,383
Eurex 30-Year Euro BUXL	September 2014	5	653,396	673,300	19,904
Eurex Euro-BTP Italian Bond Index	September 2014	5	613,761	630,900	17,139
Eurex French Government Bond	September 2014	9	1,237,474	1,264,770	27,296
Eurex Short Term Euro-BTP Italian Bond Index	September 2014	5	549,582	551,950	2,368
LIFFE Long Gilt Government Bond	September 2014	185	20,295,874	20,335,200	39,326
MSE 10-Year Canadian Bond	September 2014	85	11,471,897	11,558,300	86,403
OSE 10-Year Japanese Treasury Bond	September 2014	13	18,870,846	18,934,500	63,654
PMI 10-Year Swedish Government Bond	September 2014	50	68,573,030	68,645,000	71,970
SFE 3-Year Australian Bond	September 2014	86	8,332,824	8,368,660	35,836
SFE 10-Year Australian Bond	September 2014	29	2,744,953	2,797,050	52,097
SGX Japanese Government Bond	September 2014	36	5,224,112	5,243,040	18,928
Commodity Futures
CBOT Corn	September 2014	20	479,388	418,750	(60,638)
CBOT Corn	December 2014	52	1,142,575	1,105,650	(36,925)
CBOT Soybean	August 2014	4	279,775	265,950	(13,825)
CBOT Soybean	November 2014	54	3,299,926	3,124,575	(175,351)
CBOT Soybean	January 2015	1	61,775	58,200	(3,575)
CBOT Soybean Meal	August 2014	5	222,170	215,350	(6,820)
CBOT Soybean Meal	September 2014	2	82,340	78,520	(3,820)
CBOT Soybean Meal	December 2014	31	1,218,610	1,138,940	(79,670)
CBOT Soybean Meal	January 2015	2	78,010	73,300	(4,710)
CBOT Soybean Meal	March 2015	1	39,300	36,820	(2,480)
CBOT Soybean Oil	August 2014	4	95,784	93,480	(2,304)
CBOT Soybean Oil	September 2014	2	47,772	46,848	(924)
CBOT Wheat	March 2015	1	33,212	30,962	(2,250)
CBOT Wheat	May 2015	2	72,462	63,225	(9,237)
CBOT Wheat	July 2015	1	32,350	32,100	(250)
CME Lean Hogs	July 2014	1	48,920	53,060	4,140
CME Lean Hogs	August 2014	9	465,230	478,170	12,940
CME Live Cattle	August 2014	35	1,973,548	2,101,050	127,502
CME Live Cattle	October 2014	3	170,900	183,750	12,850
CME Cattle Feeder	August 2014	1	95,438	106,388	10,950
CMX Copper	September 2014	11	865,237	880,962	15,725
CMX Gold	August 2014	9	1,177,560	1,189,800	12,240
CMX Silver	September 2014	5	526,720	526,400	(320)
EOP Mill Wheat	November 2014	1	10,571	9,288	(1,283)
ICE Brent Crude Oil	July 2014	105	11,656,930	11,797,800	140,870
ICE Brent Crude Oil	August 2014	22	2,429,010	2,465,540	36,530
ICE Gasoil	July 2014	7	636,300	640,500	4,200
ICE Gasoil	August 2014	17	1,575,250	1,561,875	(13,375)
LIFFE Cocoa	July 2014	3	51,946	59,370	7,424
LIFFE Cocoa	September 2014	8	152,658	155,840	3,182
LIFFE Robusta Coffee	September 2014	2	41,770	40,320	(1,450)
LIFFE Robusta Coffee	November 2014	1	19,800	20,120	320
LME Copper	September 2014	1	173,604	175,600	1,996
LME Lead	September 2014	2	109,114	108,475	(639)
LME Nickel	July 2014	1	109,200	113,904	4,704
LME Nickel	September 2014	2	225,639	228,444	2,805

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2014	Unrealized Appreciation (Depreciation)
Commodity Futures (Continued)
LME Primary Aluminum	July 2014	3	$136,112	$139,781	$3,669
LME Primary Aluminum	September 2014	21	989,320	992,644	3,324
LME Primary Aluminum	November 2014	1	47,650	47,613	(37)
LME Zinc	July 2014	2	102,552	110,612	8,060
LME Zinc	September 2014	51	2,719,798	2,830,500	110,702
NYBOT Cocoa	September 2014	25	769,983	781,750	11,767
NYBOT Cocoa	December 2014	2	61,720	62,500	780
NYBOT Coffee 'C'	September 2014	1	64,894	65,663	769
NYBOT Cotton #2	December 2014	14	538,510	514,570	(23,940)
NYBOT Cotton #2	March 2015	2	78,570	74,950	(3,620)
NYBOT FCOJ-A	September 2014	2	47,610	44,025	(3,585)
NYMEX Heating Oil	July 2014	20	2,551,214	2,499,252	(51,962)
NYMEX Natural Gas	July 2014	29	1,338,440	1,293,690	(44,750)
NYMEX Natural Gas	August 2014	8	369,550	355,200	(14,350)
NYMEX Palladium	September 2014	2	169,035	168,630	(405)
NYMEX RBOB Gasoline	July 2014	24	3,084,341	3,067,646	(16,695)
NYMEX RBOB Gasoline	August 2014	1	128,012	126,231	(1,781)
NYMEX RBOB Gasoline	September 2014	1	114,773	119,137	4,364
NYMEX RBOB Gasoline	October 2014	1	113,610	117,167	3,557
NYMEX RBOB Gasoline	November 2014	1	117,348	115,706	(1,642)
NYMEX WTI Crude	July 2014	80	8,378,960	8,429,600	50,640
NYMEX WTI Crude	August 2014	3	308,350	314,190	5,840
NYMEX WTI Crude	September 2014	1	103,820	103,850	30
NYMEX WTI Crude	October 2014	1	99,960	102,980	3,020
NYMEX WTI Crude	November 2014	1	102,710	102,180	(530)
Currency Futures
CME Australian Dollar	September 2014	197	18,377,015	18,470,720	93,705
CME British Pound	September 2014	346	36,366,349	36,967,937	601,588
CME Canadian Dollar	September 2014	67	6,188,450	6,270,530	82,080
CME Euro	September 2014	43	7,273,450	7,362,675	89,225
CME Japanese Yen	September 2014	13	1,596,200	1,605,500	9,300
CME Mexican Peso	September 2014	49	1,873,376	1,876,088	2,712
CME New Zealand Dollar	September 2014	227	19,394,045	19,733,110	339,065
CME Norwegian Krone	September 2014	17	5,642,980	5,527,720	(115,260)
CME Swiss Franc	September 2014	7	979,169	987,613	8,444
Index Futures
CBOT E-Mini DJIA Index	September 2014	18	1,503,265	1,506,600	3,335
CME E-Mini NASDAQ 100 Index	September 2014	63	4,753,246	4,839,030	85,784
CME E-Mini S&P 500® Index	September 2014	247	23,898,530	24,112,140	213,610
CME E-Mini S&P MidCap 400 Index	September 2014	4	561,960	571,720	9,760
CME Nikkei 225 Index	September 2014	1	74,650	75,950	1,300
EOE Amsterdam Index	July 2014	34	2,839,600	2,810,100	(29,500)
EOP CAC 40 Index	July 2014	79	3,601,587	3,493,380	(108,207)
Eurex DAX Index	September 2014	22	5,478,355	5,422,725	(55,630)
Eurex Euro STOXX 50 Index	September 2014	285	9,321,864	9,211,200	(110,664)
HKG Hang Seng China Enterprises Index	July 2014	42	21,480,201	21,508,200	27,999
HKG Hang Seng Index	July 2014	20	23,064,912	23,104,000	39,088
LIFFE FTSE 100 Index	September 2014	27	1,832,936	1,811,970	(20,966)
MDE FTSE Bursa Malaysia KLCI Index	July 2014	2	188,599	188,350	(249)
MIL FTSE per MIB Index	September 2014	34	3,760,545	3,621,510	(139,035)
MSE S&P per TSX 60 Index	September 2014	33	5,624,538	5,700,420	75,882
NYF MSCI EAFE Mini Index	September 2014	3	293,920	295,335	1,415
NYF MSCI Emerging Markets Mini Index	September 2014	8	413,840	416,280	2,440
NYF Russell 2000 Mini Index	September 2014	7	816,815	833,210	16,395
OSE Nikkei 225 Index	September 2014	5	758,178	758,000	(178)
OSE TOPIX Index	September 2014	10	1,251,210	1,262,500	11,290

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Long Contracts (Continued)	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2014	Unrealized Appreciation (Depreciation)
Index Futures (Continued)
SAFEX FTSE per JSE Top 40 Index	September 2014	14	$6,448,058	$6,449,800	$1,742
SFE SPI 200 Index	September 2014	11	1,474,732	1,472,350	(2,382)
SGX MSCI Singapore Index	July 2014	5	370,444	370,500	56
SGX MSCI Taiwan Index	July 2014	37	1,209,560	1,229,880	20,320
SGX Nikkei 225 Index	September 2014	22	1,660,887	1,665,400	4,513
SGX S&P CNX Nifty Index	July 2014	15	227,474	228,795	1,321
SSE OMXS30 Index	July 2014	116	16,014,585	16,002,200	(12,385)
Interest Rate Futures
CME 3-Month Eurodollar	September 2014	5	1,246,500	1,247,000	500
CME 3-Month Eurodollar	December 2014	20	4,984,075	4,986,250	2,175
CME 3-Month Eurodollar	March 2015	34	8,464,400	8,469,825	5,425
CME 3-Month Eurodollar	June 2015	35	8,699,038	8,704,938	5,900
CME 3-Month Eurodollar	September 2015	35	8,682,337	8,687,875	5,538
CME 3-Month Eurodollar	December 2015	73	18,076,950	18,079,362	2,412
CME 3-Month Eurodollar	March 2016	31	7,654,763	7,658,938	4,175
CME 3-Month Eurodollar	June 2016	30	7,388,075	7,392,000	3,925
CME 3-Month Eurodollar	September 2016	22	5,402,762	5,405,675	2,913
CME 3-Month Eurodollar	December 2016	12	2,940,563	2,940,750	187
CME 3-Month Eurodollar	March 2017	5	1,222,250	1,222,688	438
CME 3-Month Eurodollar	June 2017	1	244,012	244,037	25
LIFFE 2-Year Euro Swap Note	September 2014	1	111,311	111,345	34
LIFFE 3-Month Euro Euribor	September 2014	7	1,746,835	1,746,938	103
LIFFE 3-Month Euro Euribor	December 2014	10	2,495,435	2,496,000	565
LIFFE 3-Month Euro Euribor	March 2015	14	3,492,274	3,494,225	1,951
LIFFE 3-Month Euro Euribor	June 2015	18	4,487,864	4,492,125	4,261
LIFFE 3-Month Euro Euribor	September 2015	19	4,733,651	4,740,975	7,324
LIFFE 3-Month Euro Euribor	December 2015	22	5,474,109	5,488,175	14,066
LIFFE 3-Month Euro Euribor	March 2016	25	6,214,680	6,234,375	19,695
LIFFE 3-Month Euro Euribor	June 2016	29	7,203,113	7,228,250	25,137
LIFFE 3-Month Euro Euribor	September 2016	27	6,694,031	6,725,362	31,331
LIFFE 3-Month Euro Euribor	December 2016	20	4,958,668	4,978,500	19,832
LIFFE 3-Month Euro Euribor	March 2017	9	2,232,668	2,238,862	6,194
LIFFE 3-Month Euro Euribor	June 2017	1	248,413	248,550	137
LIFFE 90-Day Sterling	September 2014	13	1,614,131	1,614,356	225
LIFFE 90-Day Sterling	December 2014	22	2,729,130	2,726,350	(2,780)
LIFFE 90-Day Sterling	March 2015	16	1,980,773	1,978,100	(2,673)
LIFFE 90-Day Sterling	June 2015	15	1,849,512	1,849,875	363
LIFFE 90-Day Sterling	December 2015	10	1,229,956	1,227,625	(2,331)
LIFFE 90-Day Sterling	March 2016	12	1,472,524	1,470,300	(2,224)
LIFFE 90-Day Sterling	June 2016	5	611,650	611,500	(150)
MSE 3-Month Canadian Bankers' Acceptance	December 2014	3	740,545	740,475	(70)
MSE 3-Month Canadian Bankers' Acceptance	March 2015	7	1,727,169	1,727,075	(94)
MSE 3-Month Canadian Bankers' Acceptance	June 2015	14	3,453,128	3,452,050	(1,078)
MSE 3-Month Canadian Bankers' Acceptance	September 2015	11	2,711,074	2,709,575	(1,499)
SFE 90-Day Australian Bank Accepted Bill	September 2014	16	1,557,462	1,557,600	138
SFE 90-Day Australian Bank Accepted Bill	December 2014	35	34,083,228	34,090,000	6,772
SFE 90-Day Australian Bank Accepted Bill	March 2015	44	42,837,782	42,851,600	13,818
SFE 90-Day Australian Bank Accepted Bill	June 2015	17	16,537,657	16,546,100	8,443
SFE 90-Day Australian Bank Accepted Bill	September 2015	7	6,802,729	6,806,100	3,371
TFX 3-Month Euroyen	December 2014	1	24,953,750	24,953,750	-
TFX 3-Month Euroyen	March 2015	5	124,768,528	124,768,750	222
TFX 3-Month Euroyen	June 2015	8	199,639,716	199,640,000	284
TFX 3-Month Euroyen	September 2015	8	199,639,667	199,640,000	333
			1,376,140,663	1,378,643,358	2,502,695

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Value At Trade Date	Value At June 30, 2014	Unrealized Appreciation (Depreciation)
Bond Futures
Eurex 5-Year Euro BOBL	September 2014	(1)	$(127,295)	$(128,130)	$(835)
Eurex 10-Year Euro BUND	September 2014	(42)	(6,141,512)	(6,174,420)	(32,908)
MSE 10-Year Canadian Bond	September 2014	(223)	(30,087,260)	(30,323,540)	(236,280)
OSE 10-Year Japanese Treasury Bond	September 2014	(23)	(33,356,206)	(33,499,500)	(143,294)
SFE 10-Year Australian Bond	September 2014	(132)	(12,442,265)	(12,731,400)	(289,135)
Commodity Futures
CBOT Corn	September 2014	(39)	(849,026)	(816,563)	32,463
CBOT Corn	December 2014	(40)	(886,850)	(850,500)	36,350
CBOT Corn	March 2015	(2)	(47,225)	(43,625)	3,600
CBOT Corn	May 2015	(3)	(74,313)	(66,525)	7,788
CBOT Corn	July 2015	(1)	(23,238)	(22,500)	738
CBOT Rough Rice	September 2014	(1)	(26,750)	(27,140)	(390)
CBOT Soybean	May 2015	(1)	(62,138)	(58,788)	3,350
CBOT Soybean Oil	December 2014	(50)	(1,198,314)	(1,174,500)	23,814
CBOT Soybean Oil	January 2015	(1)	(23,184)	(23,568)	(384)
CBOT Wheat	September 2014	(68)	(2,022,187)	(1,963,500)	58,687
CBOT Wheat	December 2014	(4)	(134,275)	(119,650)	14,625
CMX Copper	September 2014	(10)	(787,500)	(800,875)	(13,375)
CMX Gold	August 2014	(11)	(1,400,740)	(1,454,200)	(53,460)
CMX Silver	September 2014	(7)	(700,660)	(736,960)	(36,300)
ICE Gasoil	July 2014	(1)	(89,300)	(91,500)	(2,200)
ICE Gasoil	August 2014	(1)	(89,000)	(91,875)	(2,875)
KCBT Hard Red Winter Wheat	September 2014	(5)	(181,049)	(175,062)	5,987
LIFFE White Sugar	July 2014	(1)	(22,800)	(23,610)	(810)
LME Copper	July 2014	(1)	(167,150)	(175,900)	(8,750)
LME Copper	September 2014	(1)	(169,587)	(175,600)	(6,013)
LME Lead	July 2014	(1)	(52,031)	(53,762)	(1,731)
LME Lead	September 2014	(23)	(1,198,731)	(1,247,462)	(48,731)
LME Primary Aluminum	September 2014	(14)	(656,774)	(661,762)	(4,988)
MDE Crude Palm Oil	September 2014	(1)	(61,117)	(60,650)	467
MGE Red Wheat	September 2014	(3)	(104,437)	(101,550)	2,887
NYBOT Coffee 'C'	September 2014	(3)	(200,307)	(196,988)	3,319
NYBOT Cotton #2	December 2014	(2)	(76,140)	(73,510)	2,630
NYBOT Sugar #11	September 2014	(66)	(1,344,490)	(1,331,299)	13,191
NYBOT Sugar #11	February 2015	(2)	(43,725)	(43,053)	672
NYMEX Heating Oil	July 2014	(1)	(124,068)	(124,963)	(895)
NYMEX Heating Oil	August 2014	(2)	(256,927)	(250,782)	6,145
WCE Canola	November 2014	(5)	(45,805)	(45,730)	75
Currency Futures
CME British Pound	September 2014	(48)	(5,034,300)	(5,128,500)	(94,200)
CME Canadian Dollar	September 2014	(135)	(12,399,280)	(12,634,650)	(235,370)
CME Euro	September 2014	(90)	(15,253,125)	(15,410,250)	(157,125)
CME Japanese Yen	September 2014	(196)	(24,023,813)	(24,206,000)	(182,187)
CME South African Rand	September 2014	(2)	(91,525)	(92,825)	(1,300)
CME Swedish Krona	September 2014	(38)	(11,317,610)	(11,360,480)	(42,870)
CME Swiss Franc	September 2014	(3)	(420,188)	(423,263)	(3,075)
FNX United States Dollar	September 2014	(1)	(80,290)	(79,811)	479
Index Futures
CBOE Volatility Index	July 2014	(1)	(13,580)	(12,450)	1,130
CME S&P 500® Index	September 2014	(5)	(2,404,000)	(2,440,500)	(36,500)
Eurex VSTOXX Mini Index	July 2014	(4)	(6,571)	(6,140)	431
HKG Hang Seng Index	July 2014	(4)	(4,614,917)	(4,620,800)	(5,883)
LIFFE FTSE 100 Index	September 2014	(9)	(604,187)	(603,990)	197
MSE S&P per TSX 60 Index	September 2014	(2)	(343,703)	(345,480)	(1,777)
OSE Nikkei 225 Index	September 2014	(3)	(454,405)	(454,800)	(395)
OSE TOPIX Index	September 2014	(20)	(2,479,199)	(2,525,000)	(45,801)
SFE SPI 200 Index	September 2014	(7)	(933,648)	(936,950)	(3,302)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2014 (Unaudited)

	Expiration	Number of	Value At	Value At	Unrealized Appreciation
Short Contracts (Continued)	Date	Contracts	Trade Date	June 30, 2014	(Depreciation)
Interest Rate Futures (Continued)
SGX FTSE China A50 Index	July 2014	(14)	(92,463)	(93,030)	(567)
SSE OML Stockholm OMXS30 Index	July 2014	(5)	(690,225)	(689,750)	475
Interest Rate Futures
CME 3-Month Eurodollar	September 2014	(4)	(997,538)	(997,600)	(62)
CME 3-Month Eurodollar	December 2014	(4)	(997,150)	(997,250)	(100)
CME 3-Month Eurodollar	March 2015	(2)	(498,112)	(498,225)	(113)
CME 3-Month Eurodollar	June 2015	(1)	(248,613)	(248,713)	(100)
CME 3-Month Eurodollar	September 2015	(4)	(992,275)	(992,900)	(625)
CME 3-Month Eurodollar	March 2016	(2)	(493,575)	(494,125)	(550)
LIFFE 3-Month Euro Euroswiss	September 2014	(1)	(250,137)	(250,025)	112
LIFFE 90-Day Sterling	September 2014	(1)	(124,192)	(124,181)	11
LIFFE 90-Day Sterling	December 2014	(1)	(123,946)	(123,925)	21
LIFFE 90-Day Sterling	September 2015	(3)	(368,921)	(369,113)	(192)
LIFFE 90-Day Sterling	December 2015	(5)	$(613,919)	$(613,812)	$107
LIFFE 90-Day Sterling	March 2016	(5)	(612,518)	(612,625)	(107)
LIFFE 90-Day Sterling	June 2016	(5)	(610,859)	(611,500)	(641)
LIFFE 90-Day Sterling	September 2016	(7)	(855,168)	(854,612)	556
LIFFE 90-Day Sterling	December 2016	(6)	(731,838)	(731,475)	363
LIFFE 90-Day Sterling	March 2017	(1)	(121,840)	(121,775)	65
MSE 3-Month Canadian Bankers' Acceptance	September 2014	(28)	(6,911,346)	(6,911,100)	246
MSE 3-Month Canadian Bankers' Acceptance	December 2014	(83)	(20,483,312)	(20,486,475)	(3,163)
MSE 3-Month Canadian Bankers' Acceptance	March 2015	(3)	(739,988)	(740,175)	(187)
SFE 3-Month New Zealand Bankers' Acceptance	September 2014	(3)	(2,888,100)	(2,888,100)	-
SFE 90-Day Australian Bank Accepted Bill	September 2014	(7)	(6,814,270)	(6,814,500)	(230)
SFE 90-Day Australian Bank Accepted Bill	December 2014	(30)	(29,215,110)	(29,220,000)	(4,890)
SFE 90-Day Australian Bank Accepted Bill	June 2015	(1)	(973,116)	(973,300)	(184)
SFE 90-Day Australian Bank Accepted Bill	September 2015	(7)	(6,803,531)	(6,806,100)	(2,569)
SFE 90-Day Australian Bank Accepted Bill	December 2015	(8)	(7,767,008)	(7,770,400)	(3,392)
SFE 90-Day Australian Bank Accepted Bill	March 2016	(6)	(5,820,081)	(5,821,800)	(1,719)
			(273,587,868)	(275,079,417)	(1,491,549)
TOTAL FUTURES CONTRACTS			$1,102,552,795	$1,103,563,941	$1,011,146

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	CALL OPTIONS
	CME Euro Futures
(38)	Exercise Price: $1.34, Expiration Date: July 3, 2014	$(475)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $12,729)	$(475)

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of June 30, 2014 (Unaudited)

Security Type	Percent of Total Net Assets
Certificate of Deposits	4.7%
Corporate Bonds	36.4%
U.S. Government Agencies	17.6%
Commercial Paper	17.7%
Purchased Options Contracts	0.0%
Total Investments	76.4%
Other Assets in Excess of Liabilities	23.6%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2014 (Unaudited)

Assets:
Investments, at value (cost $65,537,674)	$65,628,322
Purchased options contracts, at value (cost $103,416)	27,420
Segregated cash at Broker	14,590,946
Cash	189,045
Receivables:
Unrealized appreciation on open futures contracts	3,919,939
Investment securities sold	502,024
Fund shares sold	141,949
Interest	131,172
Due from Broker	4,872,582
Prepaid expenses	17,749
Total assets	90,021,148

Liabilities:
Written options contracts, at value (proceeds $12,729)	475
Payables:
Unrealized depreciation on open futures contracts	2,908,793
Due to Custodian	464,185
Fund shares redeemed	95,039
Trading entity fees	293,612
Advisory fees	98,031
Subadvisory fees	5,917
Distribution fees - (Note 7)	2,438
Auditing Fees	72,884
Administration fees	21,441
Fund accounting fees	14,710
Transfer agent fees and expenses	9,247
Interest expense	7,110
Custody fees	5,874
Chief Compliance Officer fees	3,140
Trustees' fees and expenses	1,507
Accrued other expenses	79,824
Total liabilities	4,084,227

Net Assets	$85,936,921

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$89,685,646
Accumulated net investment loss	(10,175,234)
Accumulated net realized gain on investments, foreign currency transactions, forward
contracts, futures contracts and options contracts	5,376,496
Net unrealized appreciation (depreciation) on:
Investments	90,648
Foreign currency translations	11,961
Futures contracts	1,011,146
Purchased options contracts	(75,996)
Written options contracts	12,254
Net Assets	$85,936,921

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$11,897,492
Shares of beneficial interest issued and outstanding	1,222,241
Redemption price per share*	9.73
Maximum sales charge (5.50% of offering price)**	0.57
Maximum offering price to public	$10.30

Class I Shares:
Net assets applicable to shares outstanding	$74,039,429
Shares of beneficial interest issued and outstanding	7,556,772
Offering and Redemption price	$9.80

*	No sales charge on investments of $1 million or more, but a Contingent Deferred Sales Charge ("CDSC") of 1% will be imposed on certain redemptions within 18 months of the date of purchase.
**	On sales of $50,000 or more, the sales charge will be reduced.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2014 (Unaudited)

Investment Income:
Interest	$221,376
Total investment income	221,376

Expenses:
Trading entity fees	1,088,866
Advisory fees	864,119
Fund accounting fees	98,298
Administration fees	51,182
Subadvisory fees	38,044
Interest expense	34,280
Miscellaneous	31,018
Transfer agent fees and expenses	28,796
Auditing fees	25,247
Legal fees	22,139
Registration fees	19,534
Distribution fees - (Note 7)	14,390
Custody fees	14,028
Shareholder reporting fees	12,969
Chief Compliance Officer fees	12,440
Trustees' fees and expenses	3,872
Insurance fees	817

Total expenses	2,360,039
Advisory fees waived	(285,622)
Net expenses	2,074,417
Net investment loss	(1,853,041)

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency,
Futures Contracts and Options Contracts:
Net realized gain (loss) on:
Investments	8,944
Foreign currency transactions	41,740
Futures contracts	4,665,602
Purchased options contracts	(247,039)
Written options contracts	100,534
Net realized gain	4,569,781
Net change in unrealized appreciation/depreciation on:
Investments	31,021
Foreign currency translations	(59,608)
Futures contracts	(2,974,320)
Purchased options contracts	(47,352)
Written options contracts	11,780
Net change in unrealized appreciation/depreciation	(3,038,479)

Net realized and unrealized gain on investments, foreign currency,
future contracts and options contracts	1,531,302

Net Decrease in Net Assets from Operations	$(321,739)

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2014 (Unaudited)	For the Year Ended December 31, 2013
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(1,853,041)	$(3,946,681)
Net realized gain on investments, foreign currency transactions,
forward contracts, futures contracts and options contracts	4,569,781	2,474,342
Net change in unrealized appreciation/depreciation on investments, foreign currency translations, forward contracts, futures contracts
and options contracts	(3,038,479)	3,326,947
Net increase (decrease) in net assets resulting from operations	(321,739)	1,854,608

Distributions to Shareholders:
From net realized gain:
Class A	-	(230)
Class I	-	(1,696)
Total distributions to shareholders	-	(1,926)

Capital Transactions:
Net proceeds from shares sold:
Class A	2,397,620	14,770,128
Class I	16,504,855	51,793,970
Reinvestment of distributions:
Class A	-	197
Class I	-	1,424
Cost of shares redeemed:
Class A1	(1,845,602)	(5,731,114)
Class I2	(25,645,453)	(83,797,683)
Net decrease in net assets from capital transactions	(8,588,580)	(22,963,078)

Total decrease in net assets	(8,910,319)	(21,110,396)

Net Assets:
Beginning of period	94,847,240	115,957,636
End of period	$85,936,921	$94,847,240

Accumulated net investment loss	$(10,175,234)	$(8,322,193)

Capital Share Transactions:
Shares sold:
Class A	251,099	1,536,160
Class I	1,710,953	5,391,491
Shares reinvested:
Class A	-	20
Class I	-	145
Shares redeemed:
Class A	(193,553)	(602,270)
Class I	(2,663,162)	(8,811,299)
Net decrease in capital share transactions	(894,663)	(2,485,753)

1	Net of redemption fee proceeds of $534 and $1,372, respectively.
2	Net of redemption fee proceeds of $765 and $2,337, respectively.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class A

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Six Months Ended June 30, 2014 (Unaudited)		For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$9.76		$9.51		$9.68		$10.00
Income from Investment Operations:
Net investment loss1	(0.21)		(0.37)		(0.40)		(0.11)
Net realized and unrealized gain (loss) on investments	0.18		0.62		0.23		(0.21)
Total from investment operations	(0.03)		0.25		(0.17)		(0.32)

Less Distributions:
From net realized gain	-		-	2	-		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$9.73		$9.76		$9.51		$9.68

Total return3	(0.31)%	4	2.63%		(1.76)%		(3.20)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,897		$11,365		$2,194		$56

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense
to average net assets	5.58%	6	4.92%		5.68%	5	5.75%	5,6
Ratio of expenses after fees waived including interest expense
to average net assets	4.93%	6	4.33%		4.85%		4.37%	6
Ratio of expenses after fees waived excluding interest expense
to average net assets	4.85%	6	4.26%		4.78%		4.30%	6
Ratio of net investment loss after fees waived including interest
expense to average net assets	(4.43)%	6	(3.85)%		(4.29)%		(3.87)%	6

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	2.39%	6	2.35%		2.58%		2.55%	6
Ratio of expenses after fees waived to average net assets	2.10%	6	2.10%		2.10%		2.10%	6
Ratio of net investment loss before fees waived to average net assets	(1.89)%	6	(1.89)%		(1.86)%		(2.05)%	6
Ratio of net investment loss after fees waived to average net assets	(1.60)%	6	(1.64)%		(1.38)%		(1.60)%	6

Portfolio turnover rate	66%	4	98%		72%		18%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would have been lower had fees not been waived by the Advisor. Returns shown do not include payment of a sales load of 5.50% of offering price, which is reduced on sales of $50,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 18 months of the date of purchase. If the sales load and CDSC were included, total returns would be lower. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Ratios have been updated for additional disclosure.
6	Annualized.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.

For the Six Months Ended June 30, 2014 (Unaudited)			For the Year Ended December 31, 2013		For the Year Ended December 31, 2012		For the Period September 13, 2011* through December 31, 2011
Net asset value, beginning of period	$9.81		$9.54		$9.68		$10.00
Income from Investment Operations:
Net investment loss1	(0.20)		(0.34)		(0.39)		(0.10)
Net realized and unrealized gain (loss) on investments	0.19		0.61		0.25		(0.22)
Total from investment operations	(0.01)		0.27		(0.14)		(0.32)

Less Distributions:
From net realized gain	-		-	2	-		-

Redemption fee proceeds	-	2	-	2	-	2	-	2

Net asset value, end of period	$9.80		$9.81		$9.54		$9.68

Total return3	(0.10)%	4	2.83%		(1.45)%		(3.20)%	4

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$74,039		$83,482		$113,763		$212,616

Ratios including the expenses and income of the Subsidiary:
Ratio of expenses before fees waived including interest expense
to average net assets	5.33%	6	4.67%		5.43%	5	5.50%	5,6
Ratio of expenses after fees waived including interest expense
to average net assets	4.68%	6	4.08%		4.60%		4.11%	6
Ratio of expenses after fees waived excluding interest expense
to average net assets	4.60%	6	4.01%		4.53%		4.05%	6
Ratio of net investment loss after fees waived including interest
expense to average net assets	(4.18)%	6	(3.60)%		(4.05)%		(3.61)%	6

Ratios excluding the expenses and income of the Subsidiary:
Ratio of expenses before fees waived to average net assets	2.14%	6	2.10%		2.33%		2.30%	6
Ratio of expenses after fees waived to average net assets	1.85%	6	1.85%		1.85%		1.85%	6
Ratio of net investment loss before fees waived to average net assets	(1.64)%	6	(1.64)%		(1.61)%		(1.80)%	6
Ratio of net investment loss after fees waived to average net assets	(1.35)%	6	(1.39)%		(1.13)%		(1.35)%	6

Portfolio turnover rate	66%	4	98%		72%		18%	4

*	Commencement of operations.
1	Based on average shares outstanding for the period.
2	Amount represents less than $0.01 per share.
3
Total returns would of been lower had fees not been waived by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4	Not annualized.
5	Ratios have been updated for additional disclosure.
6	Annualized.

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
June 30, 2014 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011, with two classes of shares, Class A and Class I.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets and Financial Highlights of the Ramius Trading Strategies Managed Futures Fund include the account of Ramius Trading Strategies MF Ltd. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of June 30, 2014, total assets of the Fund were $90,021,148, of which $20,296,792, or approximately 22.5%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities, including commercial paper, with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted as of 4:00 PM Eastern Standard Time.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c)  Segregated Cash and Due from Broker
When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets which act as collateral (“initial margin”).  The initial margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract.  The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied.  The Fund expects to earn taxable interest income on its initial margin deposits. The initial margin for futures contracts is held with Morgan Stanley and can be found on the Statement of Assets and Liabilities (“SAL”) as “Segregated cash at Broker”.

The “Due from Broker” line on the SAL consists of U.S. and foreign currency deposited at Morgan Stanley used for executing trades in relation to futures contracts.

Market value of foreign currency within the above accounts totaled $949,732 (cost of $937,771).

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

(d) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Transactions in written futures options contracts for the six months ended June 30, 2014 were as follows:

	Number of Contracts	Premiums Amount
Outstanding at December 31, 2013	(21)	$(12,287)
Options written	(591)	(109,062)
Options closed	165	15,051
Options expired	409	93,569
Outstanding at June 30, 2014	(38)	$(12,729)

(g)  Investment and Associated Risks
In general, the Fund’s investment strategies involve greater risks than the strategies used by typical mutual funds.  During the normal course or business, the Subsidiary purchases and sells various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Managed futures strategy/commodities risk.  Exposure to the commodities markets (including financial futures markets) through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities.  The values of commodities and commodity-linked investments are affected by events that might have less impact on the values of stocks and bonds and have recently experienced periods of significant volatility.  Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including: changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

Derivatives risk.  Derivatives include instruments and contracts that are based on, and are valued in relation to, one or more underlying securities, financial benchmarks or indices, such as futures, options, swaps and forward contracts.  The value of a derivative depends largely upon price movements in the underlying instrument. Many of the risks applicable to trading the underlying instrument are also applicable to derivatives trading.  However, derivatives trading is subject to a number of additional risks. Transactions in certain derivatives are subject to clearance on a U.S. national exchange and to regulatory oversight, while other derivatives are subject to risks of trading in the over-the-counter markets or on non-U.S. exchanges.  A small investment in derivative instruments could have a potentially large impact on the Fund’s performance.

Market risk.  The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as “volatility,” may cause a security or instrument to be worth less than it was worth at an earlier time. Recent turbulence in financial markets and reduced liquidity in credit and fixed income markets may negatively affect many issuers, which may have an adverse effect on the Fund.  Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole. Market risk is common to most investments – including stocks, bonds, derivatives and commodities, and the mutual funds that invest in them. The risk of bonds can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Counterparty, commodities future merchant and prime brokerage risk. Changes in the credit quality of the companies that serve as the Fund’s prime brokers, commodities future merchants or counterparties with respect to derivatives or other transactions supported by another party’s credit will affect the value of those instruments. Certain entities that have served as prime brokers or counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities’ capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. If a prime broker, commodities future merchant or counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding; if the Fund’s claim is unsecured, the Fund will be treated as a general creditor of such prime broker or counterparty and will not have any claim with respect to the underlying security. The Fund may obtain only a limited recovery or may obtain no recovery in such circumstances.

Liquidity risk.  The Fund is subject to liquidity risk primarily due to its investments in derivatives.  When there is little or no active trading market for specific types of securities, the Fund may have difficulty selling the securities at or near their perceived value.  In such a market, the value of such securities and the Fund’s share price may fall dramatically.  Liquidity risk may also refer to the risk that the Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, the Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Currency risk.  The Fund may invest directly or indirectly in currency indices or baskets.  Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar.  Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies.  Where the Fund has tried to hedge its exposure to a decline in the value of a foreign currency relative to the U.S dollar, the Fund is subject to the risk that the U.S. dollar will decline relative to the currency being hedged.  Currency exchange rates for foreign countries may fluctuate significantly over short periods of time.  A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Fund and denominated in such currencies.  Foreign currencies also are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

Tax risk.  To qualify for the tax treatment available to regulated investment companies under the Code, the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income.”  Income derived from direct investments in commodities is not “qualifying income.”  In addition, the IRS has issued a revenue ruling concluding that income and gains from certain commodity-linked derivatives do not constitute “qualifying income.”  It is possible that the Fund will from time to time make investments in commodities and commodity-linked derivatives directly, rather than through the Subsidiary, and therefore it is possible that some of the Fund’s income will not constitute “qualifying income.”  The IRS has indicated in another revenue ruling that income from certain instruments, such as certain structured notes, that create commodity exposure may constitute “qualifying income,” and it has issued private letter rulings holding that income derived from certain commodity-linked notes constitutes “qualifying income.”  In addition, the IRS has issued private letter rulings concluding that income derived by a regulated investment company from a wholly owned subsidiary, such as the Subsidiary, that invests in commodities and commodity-linked derivatives constitutes “qualifying income.”

Each of these private letter rulings applies only to the taxpayer that requested it and may not be used or cited as precedent.  Moreover, the Fund understands that the IRS has recently suspended the issuance of such rulings and is reviewing its policy in this area.  The Fund has not applied for or received such a ruling from the IRS, and has not determined whether to seek such a ruling if the IRS were to resume issuing such rulings.  The Fund intends to take the position that income from its investments in commodity-linked notes and in the Subsidiary will constitute “qualifying income.”  In the absence of a ruling, however, there can be no certainty in this regard.  It is possible that, as a consequence of its current review of this area, the IRS will reverse its prior position and publish guidance under which it will take the position that these items would not constitute “qualifying income.”  The tax treatment of the Fund’s investment in commodity-linked notes or in the Subsidiary could also be adversely affected by future legislation or Treasury regulations.  If income derived by the Fund from its investments in commodity-linked notes and in the Subsidiary does not constitute “qualifying income,” the Fund will most likely not qualify as a regulated investment company under the Code; in that case, the Fund would be subject to U.S. federal income tax at regular corporate rates on its taxable income, including its net capital gain, even if such income were distributed to its shareholders, and all distributions out of earnings and profits would be taxed to shareholders as dividend income.  If future legislation, Treasury regulations or IRS guidance prevents the Fund from treating its income from its investments in commodity-linked notes or in the Subsidiary as “qualifying income,” the Fund and the Advisor will consider what action to take, including potentially liquidating the Fund.

(h) Investment Transactions, Investment Income and Expenses
Investment transactions for the Fund and the Trading Entities are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees, which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

(i) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended June 30, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(j) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Agreement”) with Ramius Trading Strategies LLC (the “Advisor”). The Advisor is registered with the CFTC as a commodity pool operator (“CPO”) and has been since prior to the Fund’s inception.  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.60% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and/or pay for operating  expenses of the Fund to ensure that total annual fund operating expenses (excluding any (i) expenses included in the Subsidiary expenses, including Trading Entity expenses, (ii) acquired fund fees and expenses, (iii) interest, (iv) taxes, (v) dividends on short positions, (vi) brokerage commissions, (vii) front-end or contingent deferred loads, (viii) expenses incurred in connection with any merger or reorganization and (ix) extraordinary expenses such as litigation expenses) do not exceed 2.10% and 1.85% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is effective until April 30, 2015, and may be terminated by the Trust’s Board of Trustees.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

The Advisor also is the investment advisor for the Subsidiary.  The Subsidiary has agreed to pay the Advisor a monthly advisory fee at the annual rate of 1.60% of the Subsidiary’s average daily net assets.  The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to waive the advisory fee it receives from the Fund in an amount equal to the advisory fee paid to the Advisor by the Subsidiary.  This undertaking may not be terminated unless the Advisor obtains the prior approval of the Fund’s Board of Trustees. The Subsidiary advisory fee in the amount of $159,914 incurred and waived for the six months ended June 30, 2014 is included in “Advisory fees” and “Advisory fees waived”, respectively, in the Consolidated Statement of Operations.

For the six months ended June 30, 2014, the Advisor waived $125,709 of its advisory fees for the Fund and $159,914 of its advisory fees for the Subsidiary.  The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they are waived.  The Advisor is permitted to seek reimbursement from the Fund for a period of three fiscal years following the fiscal year in which such reimbursements occurred.  The Advisor has contractually agreed, for so long as the Fund invests in the Subsidiary, to not seek reimbursement of the advisory fees waived for the Subsidiary. At June 30, 2014, the amount of these potentially recoverable expenses was $1,411,605. The Advisor may recapture all or a portion of this amount no later than December 31 of the years stated below:

2014	$277,308
2015	735,923
2016	272,665
2017	125,709

The Trust, on behalf of the Fund, has also entered into an Investment Sub-advisory Agreement (the “Sub-advisory Agreement”) with Horizon Cash Management LLC (the “Sub-advisor”).  Under the terms of the Sub-advisory Agreement, the Fund pays a monthly investment sub-advisory fee to the Sub-advisor at the annual rate of 0.12% on the fixed income portion of the Fund’s average daily net assets.  The Sub-advisor is paid by the Fund and not the Advisor.

During the six months ended June 30, 2014, the Subsidiary engaged Aspect Capital Limited (“Aspect”), Fulcrum Asset Management Limited/Fulcrum Asset Management LLP (“Fulcrum”), IPM Informed Portfolio Management AB (“IPM”), Lynx Asset Management AB (“Lynx”) and Winton Capital Management Limited (“Winton”); each a CTA, to provide advisory services.

Pursuant to the terms of the Advisory Agreement with the Subsidiary, each CTA is entitled to receive a management fee, accrued daily and paid monthly, based on its assigned “Trading Level”. The “Trading Level” is defined as the Trading Advisor’s strategy exposure allocated to the CTA by the Trading Entity for such period.  Total management fees charged to the Subsidiary for the six months ended June 30, 2014 ranged between 0% - 3% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

The CTAs are entitled to receive an incentive fee, payable quarterly or semi-annually (each an “Incentive Fee Calculation Date”), in respect of each of the CTA portfolios. Incentive fees are based on the “New Trading Profits” at the end of each Incentive Fee Calculation Date.  “New Trading Profits” equals the excess (if any) of the aggregate Net Asset Value of the CTA portfolio (excluding any interest income earned by the CTA) as of the current incentive Fee Calculation Date over the “High Water Mark”.  The “Net Asset Value” of the CTA portfolio is determined by deducting aggregate liabilities, including all accrued liabilities, from the total aggregate assets of the portfolio.  The “High Water Mark” (adjusted for capital contributions to, and withdrawals from, the CTA) shall be equal to the highest aggregate Net Asset Value of the portfolio after the reduction for the incentive fee then paid, as of any preceding Incentive Fee Calculation Date.  Total incentive fees charged to the Subsidiary for the six months ended June 30, 2014 ranged between 15% – 30% and are reported as “Trading entity fees” on the Consolidated Statement of Operations.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

IMST Distributors, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.  J.D. Clark & Co., an affiliate of UMBFS, serves as the Subsidiary’s fund accountant.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended June 30, 2014, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Consolidated Statement of Operations.

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the six months ended June 30, 2014 are reported on the Consolidated Statement of Operations.

Note 4 – Federal Income Taxes
At June 30, 2014, the cost of investments on a tax basis and gross unrealized appreciation and depreciation on investments at the Fund level for federal income tax purposes were as follows:

Cost of investments	$65,537,674

Gross unrealized appreciation	$106,657
Gross unrealized depreciation	(16,008)
Net unrealized appreciation on investments	$90,649

As of December 31, 2013, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Tax accumulated earnings	-

Accumulated capital and other losses	(11,542)
Net unrealized appreciation (depreciation) on investments	59,626
Other differences	(3,475,070)
Total accumulated deficit	$(3,426,986)

“Other differences” in the above table are primarily attributable to non-deductible expenses, net operating losses, and other adjustments at the Subsidiary level.  These differences may or may not be utilized in future tax years.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

The tax character of distributions paid during the fiscal years ended December 31, 2013 and December 31, 2012 for the Fund was as follows:

Distribution paid from:	2013	2012
Ordinary income	$-	$-
Long-term capital gains	1,926	-
Total distributions paid	$1,926	$-

At December 31, 2013, the Fund had accumulated capital loss carry forwards as follows:

	Short-Term	Long-Term	Total
Not Subject to Expiration	$2,347	$-	$2,347

To the extent that a fund may realize future net capital gains, those gains will offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

For U.S. federal income tax purposes, the Subsidiary is treated as a corporation and each of the Trading Entities is treated as a “disregarded entity”.  As a result, the Subsidiary is treated as conducting the activities, and recognizing the income, of each Trading Entity. The Subsidiary is subject to U.S. federal income tax, at the rates applicable to U.S. corporations, on its net income that is treated as “effectively connected” with the conduct of a trade or business in the United States (“effectively connected income”). In addition, the Subsidiary is subject to a 30% U.S. branch profits tax in respect of its “dividend equivalent amount”, as defined in Section 884 of the Code, attributable to effectively connected income. The activities of the Subsidiary and the Trading Entities are conducted in a manner such that the Subsidiary will not be treated as engaged in the conduct of a U.S. trade or business. In this regard, Section 864(b) of the Code provides that trading in commodities for one‘s own account does not constitute the conduct of a trade or business in the United States by a non-U.S. person, provided that the commodities are of a kind customarily dealt in on an organized commodity exchange and the transaction is of a kind customarily consummated at such place. There can be no assurance, however, that the Subsidiary will not recognize any effectively connected income in the future. The imposition of U.S. federal tax on the Subsidiary‘s effectively connected income could significantly reduce the Fund‘s returns.

Note 5 – Redemption Fee
The Fund may impose a redemption fee of 1.00% of the total redemption amount on all shares redeemed within 30 days of purchase.  For the six months ended June 30, 2014, the Fund received $1,299 in redemption fees.

Note 6 – Investment Transactions
For the six months ended June 30, 2014, purchases and sales of investments, excluding short-term investments and Subsidiary activity, were $27,811,250 and $37,204,437, respectively.

Note 7 – Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its Class A shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Class A shares.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

For the six months ended June 30, 2014, distribution fees incurred with respect to Class A shares are disclosed on the Consolidated Statement of Operations.

Note 8 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2014, in valuing the Fund’s assets carried at fair value:

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

	Level 1	Level 2	Level 32	Total
Assets
Investments
Certificate of Deposits	$-	$4,003,192	$-	$4,003,192
Commercial Paper	-	15,170,198	-	15,170,198
Corporate Bonds	-	31,300,662	-	31,300,662
U.S. Government Agencies	-	15,154,270	-	15,154,270
Purchased Options Contracts	27,420	-	-	27,420
Total Investments	$27,420	$65,628,322	$-	$65,655,742
Other Financial Instruments1
Futures Contracts	$3,919,939	$-	-	$3,919,939
Total Assets	$3,947,359	$65,628,322	$-	$69,575,681

Liabilities
Written Options Contracts	$475	$-	$-	$475
Other Financial Instruments1
Futures Contracts	$2,908,793	$-	$-	$2,908,793
Total Liabilities	$2,909,268	$-	$-	$2,909,268

1
Other financial instruments are derivative instruments such as forward contracts, futures contracts and swap contracts.  Forward contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Note 10 – Derivatives and Hedging Disclosures
Derivatives and Hedging requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in futures contracts, forward contracts and options contracts during the six months ended June 30, 2014.

The effects of these derivative instruments on the Fund's financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below.  The fair values of derivative instruments as of June 30, 2014 by risk category are as follows:

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

		Asset Derivatives	Liability Derivatives
Statement of Asset and Liabilities Location	Derivatives not designated as hedging instruments	Value	Value
Unrealized appreciation/ depreciation	Commodity contracts	$821,688	$(764,045)
on open futures contracts	Equity contracts	518,483	(573,421)
	Foreign exchange contracts	1,226,598	(831,387)
	Interest rate contracts	1,353,170	(739,940)
Total		$3,919,939	$(2,908,793)

Purchased/written options contracts,	Commodity contracts	$6,300	$-
at value	Equity contracts	9,570	-
	Foreign exchange contracts	5,550	475
	Interest rate contracts	6,000	-
Total		$27,420	$475

The effects of derivative instruments on the Statement of Operations for the six months ended June 30, 2014 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$(1,588,563)	$(26,214)	$-
Equity contracts	4,316,415	8,313	14,102
Foreign exchange contracts	1,580,706	(39,399)	12,287
Interest rate contracts	357,044	(189,739)	74,145
Total	$4,665,602	$(247,309)	$100,534

Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives not designated as hedging instruments	Futures Contracts	Purchased Options Contracts	Written Options Contracts
Commodity contracts	$(431,999)	$(14,064)	$-
Equity contracts	(3,473,003)	(19,467)	-
Foreign exchange contracts	(364,368)	(14,267)	11,780
Interest rate contracts	1,295,050	446	-
Total	$(2,974,320)	$(47,352)	$11,780

Note 11 - Disclosures about Offsetting Assets and Liabilities
Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS – Continued
June 30, 2014 (Unaudited)

The Fund’s SAL presents derivative instruments on a gross basis, therefore there are no net amounts and no offset amounts within the SAL to present below.  Gross amounts of the derivative instruments, amounts related to financial instruments/cash collateral not offset in the SAL and net amounts are presented below:
		Gross Amounts Not Offset in Statement of Assets and Liabilities
Description/Financial Instrument	Gross Amounts Recognized in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
Unrealized appreciation on open futures contracts – asset receivable	$3,919,939	$(2,908,793)	$-	$1,011,146
Written options contracts, at value – liability	475	-	(475)	-
Unrealized depreciation on open futures contracts – liability payable	2,908,793	(2,908,793)	-	-

Total collateral amount presented in the SAL is $14,590,946, resulting in excess of net liabilities of $14,590,471 which may include initial margin, variation margin, and/or excess collateral.

Note 12 – Recently Issued Accounting Pronouncements
In June 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-11 Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures.  The amendments in this ASU require an entity to modify accounting for repurchase-to-maturity transactions and repurchase financing arrangements, as well as modify required disclosures for repurchase agreements, securities lending transactions, and repurchase-to-maturity transactions that are accounted for as secured borrowings.  The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund’s financial statement disclosures.

Note 13 – Events Subsequent to the Fiscal Period End
At a meeting of the Trust’s Board of Trustees held on June 19, 2014, upon the recommendation of the Advisor and after careful consideration, the Board of Trustees approved the appointment of SSgA Funds Management Inc. (“SSgA FM”) to serve as a sub-advisor to the Fund, effective shortly after the date this appointment is approved by a majority of the outstanding shares of the Fund. In conjunction with shareholder approval of SSgA FM as a sub-advisor, the Fund’s portfolio managers, William Marr and Alexander Rudin, will resign from Ramius and become employees of SSgA FM where they intend to continue in their role as portfolio managers of the Fund.   The advisory fees paid to Ramius by the Fund and the total expenses of the Fund will not increase as a result of this change.  The Special Meeting of Shareholders of the Fund will be held on September 10, 2014 to vote on 1) the appointment of SSgA FM as sub-advisor with respect to the portion of the Fund’s assets that is not invested in futures contracts or used as margin for Fund investments (such portion, the “Fixed Income Portfolio”) and 2) the appointment of SSgA FM as sub-advisor on behalf of the Fund, and the Subsidiary with respect to the Fund’s investment program, including management of the assets of the Subsidiary and determination of the portion of the Fund’s assets to be allocated to the Subsidiary (collectively the “Investment Program”).  If the Fund’s shareholders approve the Board’s appointment of SSgA FM as sub-advisor to the Fund, management of the Fund intends to change the name of the Fund to “State Street/Ramius Managed Futures Strategy Fund.”

Ramius Trading Strategies Managed Futures Fund
EXPENSE EXAMPLE
For the Six Months Ended June 30, 2014 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (Class A only); and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014.

Actual Expenses
The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value	Expenses Paid During Period*
		1/1/14	6/30/14	1/1/14 – 6/30/14
Class A	Actual Performance	$1,000.00	$996.90	$24.43
	Hypothetical (5% annual return before expenses)	1,000.00	1,000.32	24.48
Class I	Actual Performance	1,000.00	999.00	23.19
	Hypothetical (5% annual return before expenses)	1,000.00	1,001.59	23.22

*
Expenses are equal to the Fund’s annualized expense ratio of 4.93% and 4.68% for Class A and Class I, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Ramius Trading Strategies Managed Futures Fund
a series of the Investment Managers Series Trust

Investment Advisor
Ramius Trading Strategies LLC
599 Lexington Avenue
New York, New York  10022

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri  64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, Wisconsin  53212

Distributor
IMST Distributors, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Ramius Trading Strategies Managed Futures Fund – Class A	RTSRX	461 418 410
Ramius Trading Strategies Managed Futures Fund – Class I	RTSIX	461 418 394

Privacy Principles of the Ramius Trading Strategies Managed Futures Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Ramius Trading Strategies Managed Futures Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 6RAMIUS or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (877) 6RAMIUS or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 6RAMIUS. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Ramius Trading Strategies Managed Futures Fund
P.O. Box 2175
Milwaukee, WI  53201
Toll Free: (877) 6RAMIUS

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	9/8/2014

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	9/8/2014